ACCUMULATED OTHER COMPREHENSIVE LOSS (Tables)	12 Months Ended
Jan. 02, 2016
ACCUMULATED OTHER COMPREHENSIVE LOSS.
Schedule of accumulated other comprehensive (loss) income

In thousands	January 2, 2016	January 3, 2015
Cumulative translation adjustment, net of income taxes of $0	$(30,054)	$(32,096)
Gains on cash flow hedging derivatives, net of income taxes of $8 and $1,168, respectively	13	2,110

Accumulated other comprehensive loss, net of income taxes	$(30,041)	$(29,986)

Schedule of the change in each component of Accumulated other comprehensive (loss) income, net of income taxes

In thousands	Cumulative Translation Adjustment	Unrealized Gains on Cash Flow Hedging Derivatives
Balance as of December 28, 2013	$(21,862)	$983
Other comprehensive (loss) income before reclassification	(10,234)	1,847
Amounts reclassified from accumulated other comprehensive loss	—	(720)

Balance as of January 3, 2015	(32,096)	2,110
Other comprehensive loss before reclassification	(1,966)	(907)
Amounts reclassified from accumulated other comprehensive loss	4,008	(1,190)

Balance as of January 2, 2016	$(30,054)	$13